EMPLOYEE BENEFIT PLANS - Sensitivity Analysis - El Salvador (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
EL SALVADOR
Disclosure of employee benefit plans
Discount rate Value	3.00%	4.10%
Salary rate Value	2.00%	2.50%
Discount rate [Member] | Other long term benefits [Member] | EL SALVADOR
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (183)
Effect on DBO Decrease	$ 196
Discount rate [Member] | Other long term benefits [Member] | EL SALVADOR | Decrease Level [Member]
Disclosure of employee benefit plans
Discount rate Value	2.50%
Discount rate [Member] | Other long term benefits [Member] | EL SALVADOR | Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	3.50%
Banistmo S.A. [Member] | Discount rate [Member] | Senior Management Pension Plan Premium [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (744)
Effect on DBO Decrease	$ 808
Banistmo S.A. [Member] | Discount rate [Member] | Senior Management Pension Plan Premium [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Discount rate Value	2.50%
Banistmo S.A. [Member] | Discount rate [Member] | Senior Management Pension Plan Premium [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	3.50%
Banistmo S.A. [Member] | Salary Level [Member] | Senior Management Pension Plan Premium [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 113
Effect on DBO Decrease	$ (146)
Banistmo S.A. [Member] | Salary Level [Member] | Senior Management Pension Plan Premium [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Salary rate Value	1.50%
Banistmo S.A. [Member] | Salary Level [Member] | Senior Management Pension Plan Premium [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Salary rate Value	2.50%